Commitments and Contingencies - Legal Proceedings (Details) - Dec. 31, 2019 $ in Millions, $ in Millions	USD ($)	CAD ($)
Pending Litigation
Loss Contingencies [Line Items]
Amount of claim	$ 110	$ 144.7